Quarterly portfolio holdings
John Hancock
Investors Trust
Closed-end fixed income
January 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 1-31-26 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 10.6% (6.4% of Total investments)					$13,699,583
(Cost $13,459,185)
U.S. Government Agency 10.6%					13,699,583
Federal National Mortgage Association
30 Yr Pass Thru	5.500	07-01-55		4,916,046	5,003,647
30 Yr Pass Thru (A)	6.000	07-01-55		4,311,401	4,458,266

30 Yr Pass Thru	6.000	07-01-55		4,098,072	4,237,670
Corporate bonds 134.1% (80.8% of Total investments)					$173,087,901
(Cost $173,614,874)
Communication services 18.5%					23,929,508
Diversified telecommunication services 4.1%
Cipher Compute LLC (B)	7.125	11-15-30		149,000	153,531
Connect Finco SARL (A)(B)	9.000	09-15-29		245,000	260,035
Connect Holding II LLC (B)	10.500	04-03-31		104,000	102,075
Fibercop SpA (B)	6.375	11-15-33		70,000	70,893
Fibercop SpA (B)	7.200	07-18-36		70,000	70,827
Frontier Florida LLC (A)	6.860	02-01-28		700,000	724,500
Iliad Holding SAS (A)(B)	7.000	04-15-32		246,000	252,140
Level 3 Financing, Inc. (B)	3.750	07-15-29		69,000	63,653
Level 3 Financing, Inc. (A)(B)	6.875	06-30-33		1,273,000	1,311,815
Level 3 Financing, Inc. (A)(B)	7.000	03-31-34		829,000	858,682
Level 3 Financing, Inc. (B)	8.500	01-15-36		182,000	186,320
Sable International Finance, Ltd. (B)	7.125	10-15-32		393,000	397,321
Uniti Services LLC (A)(B)	7.500	10-15-33		338,000	348,969
Windstream Services LLC (A)(B)	8.250	10-01-31		413,000	432,628
Zayo Group Holdings, Inc. (7.125% Cash and 1.875% PIK) (B)	9.000	09-09-30		91,000	83,551
Entertainment 2.6%
AMC Entertainment Holdings, Inc. (A)(B)(C)	7.500	02-15-29		245,000	191,121
Cinemark USA, Inc. (A)(B)	7.000	08-01-32		126,000	130,375
Playtika Holding Corp. (A)(B)	4.250	03-15-29		939,000	815,545
Univision Communications, Inc. (A)(B)	8.500	07-31-31		850,000	886,428
Univision Communications, Inc. (A)(B)	9.375	08-01-32		223,000	240,094
WarnerMedia Holdings, Inc.	4.279	03-15-32		1,270,000	1,117,600
Interactive media and services 1.0%
Arches Buyer, Inc. (B)	6.125	12-01-28		51,000	49,865
Match Group Holdings II LLC (B)	6.125	09-15-33		614,000	616,280
Snap, Inc. (A)(B)	6.875	03-01-33		600,000	615,693
Media 7.3%
Altice Financing SA (B)	5.750	08-15-29		400,000	287,800
Altice Financing SA (B)	9.625	07-15-27		940,000	728,128
Altice France Lux 3 (A)(B)(C)	10.000	01-15-33		120,000	115,960
Altice France Lux 3, Zero Coupon (B)(D)	0.000		EUR	501	82
Altice France SA (B)	6.875	07-15-32		476,372	465,198
Altice France SA (B)	9.500	11-01-29		271,341	278,471
CCO Holdings LLC (A)(B)	7.000	02-01-33		203,000	204,961
CCO Holdings LLC (A)(B)	7.375	02-01-36		282,000	282,338
Clear Channel Outdoor Holdings, Inc. (A)(B)	7.125	02-15-31		209,000	217,946
Clear Channel Outdoor Holdings, Inc. (A)(B)(C)	7.500	06-01-29		110,000	108,847
Clear Channel Outdoor Holdings, Inc. (B)	7.750	04-15-28		105,000	105,033
CSC Holdings LLC (B)	4.625	12-01-30		200,000	74,612
CSC Holdings LLC (B)	5.500	04-15-27		575,000	507,520
CSC Holdings LLC (B)	11.750	01-31-29		708,000	516,250
Directv Financing LLC (A)(B)	10.000	02-15-31		963,000	991,976
DISH DBS Corp.	5.125	06-01-29		274,000	242,495
DISH DBS Corp. (B)	5.750	12-01-28		276,000	267,093
2	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
DISH Network Corp. (B)	11.750	11-15-27	990,000	$1,024,608
Gray Media, Inc. (A)(B)(C)	4.750	10-15-30	97,000	74,865
Gray Media, Inc. (A)(B)(C)	5.375	11-15-31	105,000	77,954
Gray Media, Inc. (A)(B)	7.250	08-15-33	210,000	214,992
Gray Media, Inc. (B)	9.625	07-15-32	94,000	96,909
Gray Media, Inc. (A)(B)	10.500	07-15-29	188,000	201,934
iHeartCommunications, Inc. (B)	10.875	05-01-30	495,400	410,984
McGraw-Hill Education, Inc. (B)	8.000	08-01-29	66,000	66,601
Neptune Bidco US, Inc. (A)(B)	9.500	02-15-33	115,000	117,101
Neptune Bidco US, Inc. (A)(B)	10.375	05-15-31	489,000	517,017
Scripps Escrow II, Inc. (B)	5.375	01-15-31	137,000	101,622
Stagwell Global LLC (A)(B)	5.625	08-15-29	771,000	747,611
The EW Scripps Company (B)	9.875	08-15-30	83,000	82,714
Versant Media Group, Inc. (B)	7.250	01-30-31	97,000	99,405
VZ Secured Financing BV (A)(B)	5.000	01-15-32	146,000	131,832
VZ Secured Financing BV (A)(B)	7.500	01-15-33	113,000	113,346
Wireless telecommunication services 3.5%
C&W Senior Finance, Ltd. (B)	9.000	01-15-33	590,000	613,620
Rogers Communications, Inc. (7.000% to 4-15-30, then 5 Year CMT + 2.653%)	7.000	04-15-55	1,081,000	1,121,291
SoftBank Group Corp.	5.125	09-19-27	1,500,000	1,488,481
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.854% to 7-19-42, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 5.604%) (E)	6.875	07-19-27	1,083,000	1,056,938
Vmed O2 UK Financing I PLC (A)(B)	6.750	01-15-33	200,000	195,032
Consumer discretionary 17.8%				22,955,426
Automobile components 2.4%
American Axle & Manufacturing, Inc. (B)	6.375	10-15-32	84,000	85,705
American Axle & Manufacturing, Inc. (A)(B)	7.750	10-15-33	336,000	345,652
Clarios Global LP (B)	6.750	09-15-32	166,000	171,815
Dealer Tire LLC (B)	8.000	02-01-28	52,000	51,917
IHO Verwaltungs GmbH (8.000% Cash or 8.750% PIK) (A)(B)	8.000	11-15-32	91,000	96,981
The Goodyear Tire & Rubber Company (A)	5.000	07-15-29	289,000	283,027
The Goodyear Tire & Rubber Company (A)	5.250	04-30-31	505,000	486,019
ZF North America Capital, Inc. (B)	6.750	04-23-30	554,000	555,460
ZF North America Capital, Inc. (A)(B)	6.875	04-14-28	586,000	605,042
ZF North America Capital, Inc. (B)	7.500	03-24-31	430,000	440,745
Automobiles 2.8%
Ford Motor Credit Company LLC (A)	6.950	03-06-26	1,000,000	1,001,713
Ford Motor Credit Company LLC	7.350	03-06-30	407,000	439,434
General Motors Company (A)	6.750	04-01-46	1,500,000	1,613,058
Nissan Motor Company, Ltd. (B)	7.500	07-17-30	518,000	543,886
Broadline retail 2.8%
Kohl’s Corp. (A)	5.125	05-01-31	287,000	245,697
Kohl’s Corp. (A)(B)	10.000	06-01-30	573,000	627,711
Liberty Interactive LLC	8.250	02-01-30	1,450,000	94,714
Macy’s Retail Holdings LLC (A)(B)(C)	7.375	08-01-33	449,000	474,131
Nordstrom, Inc.	4.250	08-01-31	500,000	462,427
Nordstrom, Inc.	5.000	01-15-44	900,000	668,407
QVC, Inc.	5.950	03-15-43	1,000,000	380,000
QVC, Inc. (B)	6.875	04-15-29	528,000	219,120
Rakuten Group, Inc. (6.250% to 4-22-31, then 5 Year CMT + 4.956% to 4-22-51, then 5 Year CMT + 5.706%) (A)(B)(C)(E)	6.250	04-22-31	226,000	218,506
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (B)(E)	8.125	12-15-29	200,000	206,997
Diversified consumer services 0.8%
Graham Holdings Company (B)	5.625	12-01-33	208,000	209,003
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Diversified consumer services (continued)
Sotheby’s (A)(B)	7.375	10-15-27	750,000	$747,091
Hotels, restaurants and leisure 4.3%
Affinity Interactive (B)	6.875	12-15-27	753,000	451,800
Choice Hotels International, Inc. (A)	5.850	08-01-34	1,581,000	1,619,788
Full House Resorts, Inc. (A)(B)(C)	8.250	02-15-28	666,000	606,893
Hilton Grand Vacations Borrower LLC (B)	6.625	01-15-32	755,000	771,746
Jacobs Entertainment, Inc. (A)(B)	6.750	02-15-29	255,000	251,767
Lindblad Expeditions LLC (A)(B)	7.000	09-15-30	225,000	234,886
Resorts World Las Vegas LLC (B)	8.450	07-27-30	600,000	609,676
Sabre GLBL, Inc. (A)(B)	10.750	11-15-29	171,000	139,567
Sabre GLBL, Inc. (A)(B)	10.750	03-15-30	290,640	233,239
Sabre GLBL, Inc. (A)(B)	11.125	07-15-30	612,000	494,955
Six Flags Entertainment Corp. (B)	8.625	01-15-32	123,000	125,515
Household durables 2.4%
Installed Building Products, Inc. (B)	5.625	02-01-34	57,000	57,328
KB Home (A)	7.250	07-15-30	225,000	231,609
Newell Brands, Inc. (A)	6.375	09-15-27	1,242,000	1,252,481
Newell Brands, Inc. (A)(B)	8.500	06-01-28	766,000	803,109
Taylor Morrison Communities, Inc. (B)	5.750	11-15-32	90,000	92,378
Whirlpool Corp.	6.125	06-15-30	658,000	659,715
Leisure products 0.0%
MajorDrive Holdings IV LLC (A)(B)(C)	6.375	06-01-29	55,000	44,246
Specialty retail 2.0%
Carvana Company (9.000% Cash or 13.000% PIK) (A)(B)	9.000	06-01-30	147,485	153,782
Carvana Company (9.000% Cash or 14.000% PIK) (A)(B)	9.000	06-01-31	204,841	225,339
Champions Financing, Inc. (B)	8.750	02-15-29	63,000	61,114
Mavis Tire Express Services Topco Corp. (A)(B)(C)	6.500	05-15-29	75,000	74,853
Petco Health & Wellness Company, Inc. (B)	8.250	02-01-31	164,000	164,430
PetSmart LLC (A)(B)	7.500	09-15-32	522,000	535,291
PetSmart LLC (B)	10.000	09-15-33	325,000	338,181
Staples, Inc. (B)	12.750	01-15-30	84,000	68,780
The Michaels Companies, Inc. (B)	7.875	05-01-29	199,000	193,887
Wayfair LLC (A)(B)	7.250	10-31-29	171,000	178,796
Wayfair LLC (A)(B)	7.750	09-15-30	571,000	607,042
Textiles, apparel and luxury goods 0.3%
Beach Acquisition Bidco LLC (10.000% Cash or 10.750% PIK) (B)	10.000	07-15-33	362,592	398,975
Consumer staples 2.7%				3,517,277
Consumer staples distribution and retail 0.6%
Albertsons Companies, Inc. (B)	5.625	03-31-32	656,000	655,335
Albertsons Companies, Inc. (B)	5.750	03-31-34	208,000	204,563
Food products 1.9%
B&G Foods, Inc.	5.250	09-15-27	52,000	50,251
B&G Foods, Inc. (B)	8.000	09-15-28	49,000	46,244
Froneri Lux FinCo SARL (A)(B)	6.000	08-01-32	1,242,000	1,257,675
JBS USA Lux SA (A)	5.750	04-01-33	610,000	636,572
Simmons Foods, Inc. (A)(B)	4.625	03-01-29	463,000	446,231
Personal care products 0.2%
HLF Financing Sarl LLC (A)(B)	12.250	04-15-29	205,000	220,406
Energy 18.6%				24,018,922
Energy equipment and services 1.6%
Archrock Partners LP (A)(B)	6.625	09-01-32	670,000	694,520
Bristow Group, Inc. (B)	6.750	02-01-33	67,000	67,785
Enerflex, Inc. (A)(B)(C)	6.875	01-15-31	48,000	49,607
4	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Energy equipment and services (continued)
Kodiak Gas Services LLC (A)(B)	6.500	10-01-33	293,000	$300,115
Nabors Industries, Inc. (A)(B)	7.625	11-15-32	67,000	68,253
SESI LLC (A)(B)	7.875	09-30-30	206,000	207,715
Transocean International, Ltd. (A)(C)	7.500	04-15-31	41,000	40,402
Transocean International, Ltd. (A)(B)	7.875	10-15-32	82,000	86,497
Transocean International, Ltd. (B)	8.250	05-15-29	94,000	95,774
Transocean International, Ltd. (A)(B)(C)	8.500	05-15-31	95,000	96,700
USA Compression Partners LP (A)(B)	6.250	10-01-33	316,000	320,107
Oil, gas and consumable fuels 17.0%
Calumet Specialty Products Partners LP (B)	9.750	02-15-31	82,000	84,563
Cenovus Energy, Inc. (A)	6.750	11-15-39	115,000	126,149
Continental Resources, Inc. (A)	4.375	01-15-28	1,000,000	1,001,296
Crescent Energy Finance LLC (A)(B)	8.375	01-15-34	1,076,000	1,086,184
Delek Logistics Partners LP (A)(B)	7.125	06-01-28	418,000	420,761
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	801,000	873,806
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	1,369,000	1,566,584
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (E)	7.125	05-15-30	2,067,000	2,134,969
Excelerate Energy LP (A)(B)	8.000	05-15-30	574,000	613,825
Genesis Energy LP (A)	8.000	05-15-33	527,000	550,010
Genesis Energy LP (A)	8.250	01-15-29	894,000	931,974
Global Partners LP (A)(B)	7.125	07-01-33	228,000	233,542
Hilcorp Energy I LP (A)(B)	5.750	02-01-29	468,000	468,112
Howard Midstream Energy Partners LLC (A)(B)	6.625	01-15-34	187,000	191,937
Howard Midstream Energy Partners LLC (A)(B)	7.375	07-15-32	104,000	109,856
Long Ridge Energy LLC (A)(B)	8.750	02-15-32	645,000	685,207
NGL Energy Operating LLC (A)(B)	8.375	02-15-32	187,000	195,725
Northern Oil & Gas, Inc. (A)(B)	7.875	10-15-33	126,000	127,212
Occidental Petroleum Corp.	6.625	09-01-30	340,000	365,578
Petroleos Mexicanos	6.700	02-16-32	632,000	630,980
SM Energy Company (A)(B)	7.000	08-01-32	656,000	657,681
SM Energy Company (A)(B)	8.750	07-01-31	690,000	724,747
SM Energy Company (A)(B)	9.625	06-15-33	424,000	463,723
Sunoco LP (A)	4.500	04-30-30	374,000	365,182
Sunoco LP (B)	5.625	03-15-31	279,000	280,710
Sunoco LP (B)	5.875	03-15-34	488,000	489,300
Sunoco LP (A)	6.000	04-15-27	436,000	436,450
TransMontaigne Partners LLC (B)	8.500	06-15-30	51,000	52,908
Venture Global LNG, Inc. (A)(B)(C)	7.000	01-15-30	612,000	615,792
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)(E)	9.000	09-30-29	2,321,000	2,041,838
Venture Global LNG, Inc. (A)(B)	9.500	02-01-29	1,457,000	1,551,516
Venture Global Plaquemines LNG LLC (B)	6.125	12-15-30	206,000	212,036
Venture Global Plaquemines LNG LLC (B)	6.500	01-15-34	258,000	267,752
Venture Global Plaquemines LNG LLC (B)	6.500	06-15-34	206,000	213,340
Venture Global Plaquemines LNG LLC (B)	7.500	05-01-33	1,052,000	1,153,379
Vermilion Energy, Inc. (A)(B)	7.250	02-15-33	69,000	66,823
Financials 36.6%				47,183,009
Banks 14.5%
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (A)(E)	6.125	04-27-27	2,500,000	2,532,058
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%) (A)	7.700	05-26-84	2,156,000	2,292,619
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (E)	8.000	03-15-29	2,200,000	2,351,897
BNP Paribas SA (8.000% to 8-22-31, then 5 Year CMT + 3.727%) (A)(B)(C)(E)	8.000	08-22-31	692,000	753,872
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%) (A)	5.982	01-30-30	648,000	677,368
HSBC Holdings PLC (6.000% to 5-22-27, then 5 Year U.S. ICE Swap Rate + 3.746%) (A)(E)	6.000	05-22-27	2,200,000	2,229,172
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
HSBC Holdings PLC (6.875% to 3-11-30, then 5 Year CMT + 3.298%) (A)(E)	6.875	09-11-29	1,111,000	$1,147,831
Park River Holdings, Inc. (A)(B)(C)	8.750	12-31-30	53,000	52,642
Popular, Inc. (A)(C)	7.250	03-13-28	770,000	806,356
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%) (A)	8.625	10-27-82	2,000,000	2,118,010
The Toronto-Dominion Bank (7.250% to 7-31-29, then 5 Year CMT + 2.977%) (A)	7.250	07-31-84	1,054,000	1,103,436
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%) (A)	8.125	10-31-82	2,100,000	2,200,168
Truist Financial Corp. (5.711% to 1-24-34, then Overnight SOFR + 1.922%) (A)	5.711	01-24-35	413,000	432,518
Capital markets 3.1%
Ares Strategic Income Fund (A)	5.600	02-15-30	2,000,000	1,999,994
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%) (A)	6.300	01-15-55	1,000,000	993,322
Focus Financial Partners LLC (A)(B)	6.750	09-15-31	433,000	443,275
Hightower Holding LLC (A)(B)(C)	6.750	04-15-29	32,000	31,956
Hightower Holding LLC (B)	9.125	01-31-30	43,000	45,388
Jane Street Group (B)	6.750	05-01-33	413,000	429,577
Consumer finance 3.6%
Bread Financial Holdings, Inc. (B)	6.750	05-15-31	285,000	293,515
Credit Acceptance Corp. (A)(B)	6.625	03-15-30	356,000	356,349
goeasy, Ltd. (B)	7.375	10-01-30	743,000	716,872
OneMain Finance Corp.	6.125	05-15-30	912,000	929,688
OneMain Finance Corp.	6.500	03-15-33	725,000	728,715
OneMain Finance Corp.	6.750	03-15-32	218,000	222,806
OneMain Finance Corp. (A)	7.875	03-15-30	1,000,000	1,054,862
PHH Escrow Issuer LLC (B)	9.875	11-01-29	66,000	67,536
Rfna LP (A)(B)	7.875	02-15-30	257,000	258,884
Financial services 5.9%
Block, Inc.	3.500	06-01-31	600,000	561,103
Cobra AcquisitionCo LLC (B)	6.375	11-01-29	41,000	35,824
Cobra AcquisitionCo LLC (B)	12.250	11-01-29	25,000	25,250
CrossCountry Intermediate HoldCo LLC (A)(B)	6.500	10-01-30	212,000	215,178
CrossCountry Intermediate HoldCo LLC (A)(B)	6.750	12-01-32	293,000	295,409
Enact Holdings, Inc. (A)	6.250	05-28-29	1,068,000	1,119,262
Freedom Mortgage Corp. (A)(B)	12.250	10-01-30	576,000	634,970
Freedom Mortgage Holdings LLC (A)(B)	6.875	05-01-31	88,000	87,329
Freedom Mortgage Holdings LLC (A)(B)	7.875	04-01-33	221,000	225,428
Freedom Mortgage Holdings LLC (A)(B)	8.375	04-01-32	336,000	351,483
ION Platform Finance US, Inc. (A)(B)	5.750	05-15-28	189,000	179,203
ION Platform Finance US, Inc. (A)(B)	7.875	09-30-32	208,000	182,419
ION Platform Finance US, Inc. (A)(B)	9.500	05-30-29	263,000	253,622
NMI Holdings, Inc. (A)	6.000	08-15-29	649,000	669,664
Osaic Holdings, Inc. (A)(B)	6.750	08-01-32	321,000	332,674
Osaic Holdings, Inc. (B)	6.750	08-01-32	82,000	84,970
Osaic Holdings, Inc. (B)	8.000	08-01-33	42,000	43,534
Osaic Holdings, Inc. (B)	8.000	08-01-33	41,000	42,487
PennyMac Financial Services, Inc. (A)(B)	6.750	02-15-34	425,000	428,882
PennyMac Financial Services, Inc. (A)(B)	6.875	05-15-32	355,000	362,795
PennyMac Financial Services, Inc. (A)(B)	6.875	02-15-33	382,000	389,644
Rocket Companies, Inc. (B)	6.375	08-01-33	468,000	485,532
Stonebriar ABF Issuer LLC (A)(B)	8.125	12-15-30	386,000	400,992
Walker & Dunlop, Inc. (B)	6.625	04-01-33	177,000	181,440
Insurance 8.8%
Acrisure LLC (B)	8.500	06-15-29	320,000	334,637
Alliant Holdings Intermediate LLC (A)(B)	7.000	01-15-31	581,000	602,356
Alliant Holdings Intermediate LLC (B)	7.375	10-01-32	281,000	290,896
Amynta Agency Borrower, Inc. (B)	7.500	07-15-33	74,000	75,448
Ardonagh Group Finance, Ltd. (B)	8.875	02-15-32	161,000	166,026
6	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Asurion LLC (B)	8.000	12-31-32	674,000	$704,198
Asurion LLC (A)(B)(C)	8.375	02-01-34	685,000	692,508
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%) (A)	6.625	10-15-54	1,000,000	999,540
Athene Holding, Ltd. (6.875% to 6-28-35, then 5 Year CMT + 2.582%) (A)	6.875	06-28-55	2,000,000	2,003,570
Baldwin Insurance Group Holdings LLC (A)(B)	7.125	05-15-31	315,000	323,922
Broadstreet Partners Group LLC (B)	5.875	04-15-29	76,000	75,820
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (B)	7.950	10-15-54	516,000	533,353
Howden UK Refinance PLC (A)(B)	7.250	02-15-31	466,000	481,970
Howden UK Refinance PLC (B)	8.125	02-15-32	362,000	368,855
HUB International, Ltd. (B)	7.375	01-31-32	321,000	336,249
Jones Deslauriers Insurance Management, Inc. (B)	6.875	10-01-33	42,000	40,939
Panther Escrow Issuer LLC (A)(B)	7.125	06-01-31	755,000	777,594
Prudential Financial, Inc. (3.700% to 10-1-30, then 5 Year CMT + 3.035%) (A)	3.700	10-01-50	2,100,000	1,959,940
SBL Holdings, Inc. (A)(B)	5.000	02-18-31	587,000	545,903
USI, Inc. (B)	7.500	01-15-32	64,000	67,000
Mortgage real estate investment trusts 0.7%
Blackstone Mortgage Trust, Inc. (A)(B)	7.750	12-01-29	645,000	691,388
Starwood Property Trust, Inc. (B)	5.750	01-15-31	248,000	251,117
Health care 9.2%				11,823,010
Biotechnology 0.4%
Genmab A/S (B)	6.250	12-15-32	213,000	218,333
Genmab A/S (A)(B)	7.250	12-15-33	145,000	153,462
National Mentor Holdings, Inc. (A)(B)	10.500	12-15-30	183,000	189,091
Health care equipment and supplies 0.7%
Varex Imaging Corp. (A)(B)	7.875	10-15-27	897,000	912,713
Health care providers and services 5.6%
Acadia Healthcare Company, Inc. (A)(B)(C)	7.375	03-15-33	658,000	649,969
Accendra Health, Inc. (A)(B)(C)	4.500	03-31-29	51,000	33,555
Accendra Health, Inc. (B)	6.625	04-01-30	58,000	32,624
AdaptHealth LLC (A)(B)	4.625	08-01-29	450,000	434,642
AMN Healthcare, Inc. (A)(B)	4.000	04-15-29	529,000	505,845
AMN Healthcare, Inc. (A)(B)	6.500	01-15-31	294,000	297,854
AthenaHealth Group, Inc. (B)	6.500	02-15-30	246,000	238,582
Community Health Systems, Inc. (B)	5.250	05-15-30	498,000	469,571
Community Health Systems, Inc. (A)(B)(C)	6.125	04-01-30	130,000	106,984
Community Health Systems, Inc. (A)(B)(C)	6.875	04-15-29	131,000	120,461
Community Health Systems, Inc. (B)	10.875	01-15-32	329,000	354,181
CVS Health Corp. (7.000% to 3-10-30, then 5 Year CMT + 2.886%)	7.000	03-10-55	847,000	886,509
HCA, Inc. (A)	5.500	06-15-47	1,760,000	1,661,001
MPH Acquisition Holdings LLC (B)	5.750	12-31-30	80,000	68,400
MPH Acquisition Holdings LLC (6.000% Cash and 0.750% PIK) (B)	6.750	03-31-31	79,296	66,609
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) (B)	11.500	12-31-30	66,625	69,956
Radiology Partners, Inc. (0.000% Cash and 9.781% PIK) (B)	9.781	02-15-30	81,000	81,000
Raven Acquisition Holdings LLC (A)(B)	6.875	11-15-31	359,000	359,763
Surgery Center Holdings, Inc. (A)(B)(C)	7.250	04-15-32	125,000	125,852
Team Services Holding, Inc. (B)	9.000	02-15-33	203,000	203,000
Tenet Healthcare Corp. (A)	6.125	10-01-28	420,000	420,431
Pharmaceuticals 2.5%
Bausch Health Americas, Inc. (A)(B)(C)	8.500	01-31-27	67,000	66,439
Bausch Health Companies, Inc. (A)(B)(C)	5.000	01-30-28	48,000	41,090
Bausch Health Companies, Inc. (B)	5.250	02-15-31	127,000	83,185
Bausch Health Companies, Inc. (B)	6.250	02-15-29	122,000	96,520
Bausch Health Companies, Inc. (B)	10.000	04-15-32	1,541,000	1,581,462
Bausch Health Companies, Inc. (B)	14.000	10-15-30	40,000	40,265
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Endo Finance Holdings LP (A)(B)	8.500	04-15-31	835,000	$883,519
Organon & Company (A)(B)	5.125	04-30-31	228,000	207,059
Perrigo Finance Unlimited Company (A)	5.150	06-15-30	86,000	83,417
Perrigo Finance Unlimited Company (A)	6.125	09-30-32	81,000	79,666
Industrials 10.3%				13,297,602
Aerospace and defense 1.1%
Carpenter Technology Corp. (B)	5.625	03-01-34	165,000	167,437
Efesto Bidco SpA Efesto US LLC (B)	7.500	02-15-32	200,000	203,884
TransDigm, Inc. (A)	4.875	05-01-29	430,000	429,213
TransDigm, Inc. (A)(B)	6.750	01-31-34	583,000	603,414
Building products 1.1%
Builders FirstSource, Inc. (B)	6.750	05-15-35	425,000	446,517
Clearway Energy Operating LLC (B)	5.750	01-15-34	206,000	206,751
CP Atlas Buyer, Inc. (7.000% Cash and 5.750% PIK) (B)	12.750	01-15-31	49,000	45,146
FXI Holdings, Inc. (A)(B)(C)	11.000	11-15-30	21,000	19,346
JELD-WEN, Inc. (A)(B)(C)	7.000	09-01-32	749,000	469,155
Miter Brands Acquisition Holdco, Inc. (A)(B)	6.750	04-01-32	258,000	264,982
Commercial services and supplies 3.7%
Albion Financing 1 SARL (B)	7.000	05-21-30	465,000	484,652
Allied Universal Holdco LLC (A)(B)	6.875	06-15-30	940,000	976,195
Allied Universal Holdco LLC (A)(B)	7.875	02-15-31	678,000	713,543
Cimpress PLC (A)(B)(C)	7.375	09-15-32	187,000	192,017
Garda World Security Corp. (B)	8.250	08-01-32	338,000	345,390
Garda World Security Corp. (B)	8.375	11-15-32	243,000	249,480
The GEO Group, Inc. (A)	10.250	04-15-31	993,000	1,083,482
VT Topco, Inc. (A)(B)	8.500	08-15-30	711,000	728,448
Construction and engineering 0.7%
Brand Industrial Services, Inc. (A)(B)(C)	10.375	08-01-30	209,000	200,377
Brundage-Bone Concrete Pumping Holdings, Inc. (A)(B)	7.500	02-01-32	644,000	648,263
Ground transportation 0.2%
Watco Companies LLC (A)(B)	7.125	08-01-32	238,000	249,493
Machinery 1.9%
Columbus McKinnon Corp. (A)(B)(C)	7.125	02-01-33	164,000	164,853
Lsf12 Helix Parent LLC (B)	7.125	02-01-33	19,000	19,056
Madison IAQ LLC (B)	5.875	06-30-29	109,000	108,864
Stanley Black & Decker, Inc. (6.707% to 3-15-30, then 5 Year CMT + 2.657%)	6.707	03-15-60	2,102,000	2,081,189
Synergy Infrastructure Holdings LLC (A)(B)	7.875	12-01-30	83,000	86,580
Passenger airlines 1.0%
JetBlue Airways Corp. (A)(B)	9.875	09-20-31	1,089,000	1,093,756
OneSky Flight LLC (A)(B)	8.875	12-15-29	177,000	189,254
Professional services 0.6%
Amentum Holdings, Inc. (A)(B)	7.250	08-01-32	152,000	160,181
TriNet Group, Inc. (A)(B)	7.125	08-15-31	648,000	666,684
Information technology 4.1%				5,284,398
Communications equipment 0.4%
EchoStar Corp.	10.750	11-30-29	441,000	483,433
IT services 0.9%
CoreWeave, Inc. (A)(B)	9.000	02-01-31	206,000	200,285
CoreWeave, Inc. (A)(B)	9.250	06-01-30	356,000	350,446
Virtusa Corp. (B)	7.125	12-15-28	639,000	626,874
Semiconductors and semiconductor equipment 0.4%
Qnity Electronics, Inc. (A)(B)	6.250	08-15-33	472,000	487,148
8	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software 1.9%
Cloud Software Group, Inc. (A)(B)	6.625	08-15-33	231,000	$221,433
Cloud Software Group, Inc. (B)	9.000	09-30-29	914,000	922,931
Consensus Cloud Solutions, Inc. (A)(B)	6.500	10-15-28	600,000	600,151
Flash Compute LLC (B)	7.250	12-31-30	174,000	174,590
NCR Voyix Corp. (A)(B)	5.125	04-15-29	44,000	43,363
Pagaya US Holdings Company LLC (A)(B)	8.875	08-01-30	200,000	178,460
Rocket Software, Inc. (B)	6.500	02-15-29	60,000	53,465
WULF Compute LLC (A)(B)	7.750	10-15-30	215,000	224,249
Technology hardware, storage and peripherals 0.5%
Dell International LLC (A)	8.350	07-15-46	319,000	401,941
Diebold Nixdorf, Inc. (A)(B)	7.750	03-31-30	55,000	58,249
Xerox Corp. (A)(B)	10.250	10-15-30	54,000	44,520
Xerox Corp. (A)(B)(C)	13.500	04-15-31	73,000	53,108
Xerox Holdings Corp. (B)	5.500	08-15-28	363,000	159,752
Materials 10.0%				12,903,127
Chemicals 3.5%
Ashland, Inc. (A)(C)	6.875	05-15-43	845,000	893,131
Celanese US Holdings LLC	7.000	02-15-31	164,000	167,751
Celanese US Holdings LLC	7.050	11-15-30	217,000	229,575
Celanese US Holdings LLC (A)(C)	7.375	02-15-34	164,000	166,883
Consolidated Energy Finance SA (A)(B)(C)	12.000	02-15-31	150,000	125,985
FMC Corp. (A)	3.450	10-01-29	99,000	88,928
FMC Corp. (A)(C)	5.650	05-18-33	70,000	61,962
Huntsman International LLC (A)	4.500	05-01-29	124,000	119,318
INEOS Finance PLC (A)(B)(C)	6.750	05-15-28	212,000	185,829
INEOS Quattro Finance 2 PLC (A)(B)	9.625	03-15-29	58,000	46,020
Inversion Escrow Issuer LLC (A)(B)	6.750	08-01-32	626,000	620,050
Mativ Holdings, Inc. (B)	8.000	10-01-29	41,000	41,294
Olympus Water US Holding Corp. (A)(B)	7.250	02-15-33	204,000	203,206
The Chemours Company (A)(B)	5.750	11-15-28	109,000	108,097
The Chemours Company (A)(B)	8.000	01-15-33	54,000	54,142
The Scotts Miracle-Gro Company (A)	4.000	04-01-31	700,000	658,929
Tronox, Inc. (A)(B)(C)	4.625	03-15-29	120,000	92,236
WR Grace Holdings LLC (B)	5.625	08-15-29	121,000	115,637
WR Grace Holdings LLC (A)(B)	6.625	08-15-32	299,000	297,348
WR Grace Holdings LLC (A)(B)	7.000	08-01-33	246,000	246,308
Construction materials 0.6%
Quikrete Holdings, Inc. (A)(B)	6.750	03-01-33	544,000	565,144
Standard Building Solutions, Inc. (B)	5.875	03-15-34	183,000	182,822
White Cap Supply Holdings LLC (B)	7.375	11-15-30	65,000	67,514
Containers and packaging 4.1%
Ardagh Group SA (A)(B)	9.500	12-01-30	963,356	1,040,978
Ardagh Group SA (5.500% Cash and 6.500% PIK) (B)	12.000	12-01-30	1,180,000	1,115,100
Ardagh Metal Packaging Finance USA LLC (B)	4.000	09-01-29	110,000	104,489
Ardagh Metal Packaging Finance USA LLC (A)(B)	6.250	01-30-31	200,000	205,534
Clydesdale Acquisition Holdings, Inc. (A)(B)	6.750	04-15-32	350,000	352,732
Clydesdale Acquisition Holdings, Inc. (A)(B)	6.875	01-15-30	780,000	790,140
Clydesdale Acquisition Holdings, Inc. (B)	8.750	04-15-30	250,000	250,179
Owens-Brockway Glass Container, Inc. (B)	7.250	05-15-31	1,100,000	1,119,517
Trivium Packaging Finance BV (A)(B)	8.250	07-15-30	180,000	192,073
Trivium Packaging Finance BV (B)	12.250	01-15-31	63,000	68,935
Metals and mining 1.2%
Champion Iron Canada, Inc. (B)	7.875	07-15-32	169,000	180,780
Commercial Metals Company (B)	5.750	11-15-33	124,000	126,070
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Kaiser Aluminum Corp. (A)(B)	5.875	03-01-34	327,000	$329,431
Novelis Corp. (A)(B)	4.750	01-30-30	610,000	591,291
Novelis Corp. (A)(B)	6.375	08-15-33	342,000	348,373
Paper and forest products 0.6%
Magnera Corp. (A)(B)	7.250	11-15-31	793,000	749,396
Real estate 2.7%				3,507,011
Health care REITs 0.6%
Diversified Healthcare Trust	4.750	02-15-28	53,000	51,155
Diversified Healthcare Trust (A)(B)	7.250	10-15-30	126,000	129,774
MPT Operating Partnership LP	3.500	03-15-31	135,000	100,033
MPT Operating Partnership LP	4.625	08-01-29	95,000	81,451
MPT Operating Partnership LP (A)(C)	5.000	10-15-27	147,000	143,729
MPT Operating Partnership LP (A)(B)	8.500	02-15-32	228,000	244,269
Hotel and resort REITs 0.8%
Service Properties Trust	3.950	01-15-28	42,000	39,745
Service Properties Trust (A)(C)	4.950	10-01-29	82,000	72,327
Service Properties Trust	5.500	12-15-27	65,000	64,490
Service Properties Trust (B)(F)	6.080	09-30-27	84,000	76,042
Service Properties Trust	8.375	06-15-29	100,000	101,199
Service Properties Trust (B)	8.625	11-15-31	144,000	151,240
Service Properties Trust	8.875	06-15-32	72,000	71,465
XHR LP (A)(B)	6.625	05-15-30	439,000	453,378
Real estate management and development 0.7%
Anywhere Real Estate Group LLC (B)	5.250	04-15-30	89,000	84,875
Anywhere Real Estate Group LLC (A)(B)	7.000	04-15-30	297,935	301,651
Anywhere Real Estate Group LLC (A)(B)	9.750	04-15-30	428,000	467,143
Fideicomiso Irrevocable de Emision, Administracion y Fuente de Pago Numero CIB/4323 (11.000% Cash and 2.000% PIK) (B)(G)	13.000	09-12-30	202,000	55,045
Specialized REITs 0.6%
Millrose Properties, Inc. (A)(B)	6.375	08-01-30	220,000	224,551
Uniti Group LP (B)	6.500	02-15-29	205,000	199,380
Uniti Group LP (A)(B)(C)	8.625	06-15-32	63,000	63,609
Uniti Group LP (B)	8.625	06-15-32	328,000	330,460
Utilities 3.6%				4,668,611
Electric utilities 2.2%
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%) (A)	6.375	08-15-55	2,056,000	2,123,451
VoltaGrid LLC (A)(B)	7.375	11-01-30	409,000	414,240
XPLR Infrastructure Operating Partners LP (B)	7.750	04-15-34	250,000	254,837
Independent power and renewable electricity producers 1.4%
Alpha Generation LLC (A)(B)	6.250	01-15-34	165,000	166,071
Alpha Generation LLC (A)(B)	6.750	10-15-32	305,000	316,225
ContourGlobal Power Holdings SA (A)(B)	6.750	02-28-30	617,000	636,300
Talen Energy Supply LLC (A)(B)	6.250	02-01-34	623,000	631,386

TransAlta Corp.	5.875	02-01-34	126,000	126,101
Term loans (H) 11.6% (7.0% of Total investments)				$14,962,112
(Cost $15,944,519)
Communication services 3.6%				4,668,140
Entertainment 1.1%
Playtika Holding Corp., 2021 Term Loan B1 (1 month CME Term SOFR + 2.750%)	6.536	03-13-28	1,492,167	1,444,537
Interactive media and services 1.7%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	7.022	12-06-27	682,169	678,881
X Corp., 2025 Fixed Term Loan	9.500	10-26-29	1,404,000	1,451,385
10	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media 0.8%
Cable One, Inc., 2021 Term Loan B4 (1 month CME Term SOFR + 2.000%)	5.786	05-03-28	656,408	$611,280
Townsquare Media, Inc., 2025 Term Loan (3 month CME Term SOFR + 5.000%)	8.878	02-19-30	665,182	482,057
Consumer discretionary 2.4%				3,046,569
Hotels, restaurants and leisure 2.4%
Dave & Buster’s, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.125	06-29-29	1,602,000	1,486,944
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.500%)	7.172	04-26-30	1,579,367	1,559,625
Financials 3.6%				4,672,461
Capital markets 0.4%
Hightower Holding LLC, 2025 1st Lien Term Loan B (3 month CME Term SOFR + 2.750%)	6.651	02-03-32	496,253	494,392
Financial services 1.4%
Edelman Financial Engines Center LLC, 2024 2nd Lien Term Loan (1 month CME Term SOFR + 5.250%)	8.922	10-06-28	912,000	912,383
June Purchaser LLC, Term Loan (3 month CME Term SOFR + 2.750%)	6.422	11-28-31	85,071	85,117
Kestra Advisor Services Holdings A, Inc., 2024 Repriced Term Loan (1 month CME Term SOFR + 3.000%)	6.672	03-22-31	99,000	98,592
Summit Acquisition, Inc., 2025 Add-on Term Loan (1 month CME Term SOFR + 3.500%)	7.172	10-16-31	774,367	776,063
Insurance 1.8%
Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B (3 month CME Term SOFR + 2.500%)	6.169	12-29-31	656,051	651,747
CRC Insurance Group LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%)	8.422	05-06-32	340,000	340,850
IMA Financial Group, Inc., Term Loan (1 month CME Term SOFR + 3.000%)	6.672	11-01-28	723,685	721,572
OneDigital Borrower LLC, 2025 Repriced Term Loan (1 month CME Term SOFR + 3.000%)	6.672	07-02-31	593,722	591,745
Health care 0.2%				327,846
Health care technology 0.2%
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 2.750%)	6.422	02-15-29	332,488	327,846
Industrials 1.7%				2,165,204
Commercial services and supplies 1.1%
Anticimex Global AB, 2025 USD Term Loan (3 month CME Term SOFR + 2.900%)	7.310	11-17-31	537,867	538,636
Garda World Security Corp., 2026 Repriced Term Loan B (3 month CME Term SOFR + 2.750%)	6.421	02-01-29	831,729	829,649
Passenger airlines 0.6%
AAdvantage Loyalty IP, Ltd., 2025 Term Loan (3 month CME Term SOFR + 2.250%)	5.918	04-20-28	796,919	796,919
Materials 0.1%				81,892
Chemicals 0.1%

Trinseo Holding Sarl, 2021 Term Loan B2 (3 month CME Term SOFR + 2.500%)	6.584	05-03-28	862,023	81,892

Collateralized mortgage obligations 0.1% (0.0% of Total investments)				$60,786
(Cost $103,663)
Commercial and residential 0.1%				56,079
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (B)	0.350	05-19-37	1,274,140	19,917
Series 2007-4, Class ES IO	0.350	07-19-37	1,294,739	19,921
Series 2007-6, Class ES IO (B)	0.343	08-19-37	1,415,002	16,241
U.S. Government Agency 0.0%				4,707
Government National Mortgage Association
Series 2012-114, Class IO (A)	0.635	01-16-53	317,499	4,707

Asset-backed securities 1.0% (0.6% of Total investments)				$1,329,242
(Cost $1,246,918)
Asset-backed securities 1.0%				1,329,242
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5 (I)	8.100	08-15-25	13,801	13,416
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (B)	5.450	04-20-48	720,436	715,224
MVW LLC
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Series 2022-1A, Class D (B)	7.350	11-21-39	288,770	$289,415
Series 2023-1A, Class D (B)	8.830	10-20-40	301,815	311,187

	Shares	Value
Common stocks 0.2% (0.1% of Total investments)		$238,217
(Cost $391,803)
Communication services 0.2%		238,217
Media 0.2%
Altice France Lux 3 (J)	12,657	238,217
Industrials 0.0%		0
Passenger airlines 0.0%

Global Aviation Holdings, Inc., Class A (J)(K)	82,159	0

Preferred securities 1.4% (0.9% of Total investments)		$1,871,472
(Cost $1,828,671)
Financials 1.0%		1,302,552
Insurance 1.0%
Athene Holding, Ltd., 7.250% (7.250% to 3-30-29, then 5 Year CMT + 2.986%) (A)	51,525	1,302,552
Utilities 0.4%		568,920
Multi-utilities 0.4%
Algonquin Power & Utilities Corp., 7.932% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (A)(C)(L)	22,000	568,920

	Yield (%)	Shares	Value
Short-term investments 6.9% (4.2% of Total investments)			$8,922,909
(Cost $8,923,137)
Short-term funds 6.9%			8,922,909
John Hancock Collateral Trust (M)	3.5792(N)	891,952	8,922,909

Total investments (Cost $215,512,770) 165.9%	$214,172,222
Other assets and liabilities, net (65.9%)	(85,100,553)
Total net assets 100.0%	$129,071,669

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-26 was $119,589,469.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $105,434,484 or 81.7% of the fund’s net assets as of 1-31-26.
(C)	All or a portion of this security is on loan as of 1-31-26, and is a component of the fund’s leverage under the Liquidity Agreement. The value of securities on loan amounted to $7,821,135.
(D)	Non-callable perpetual bond.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Non-income producing - Issuer is in default.
(H)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(I)	The security has matured but proceeds have not been received.
(J)	Non-income producing security.
(K)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
12	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(L)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(N)	The rate shown is the annualized seven-day yield as of 1-31-26.
The fund had the following country composition as a percentage of total investments on 1-31-26:
United States	79.1%
Canada	8.1%
United Kingdom	3.3%
Luxembourg	3.3%
Japan	1.6%
Israel	1.1%
Other countries	3.5%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	13

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	46,690	EUR	40,000	JPM	3/18/2026	—	$(820)
						—	$(820)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	43,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$17,040	$17,040
Centrally cleared	22,000,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	32,063	32,063
Centrally cleared	13,000,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	(37,704)	(37,704)
								—	$11,399	$11,399

(a)	At 1-31-26, the overnight SOFR was 3.680%.

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
JPM	JPMorgan Chase Bank, N.A.
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
14	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2026, by major security category or type:
	Total value at 1-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$13,699,583	—	$13,699,583	—
Corporate bonds	173,087,901	—	173,087,901	—
Term loans	14,962,112	—	14,962,112	—
Collateralized mortgage obligations	60,786	—	60,786	—
Asset-backed securities	1,329,242	—	1,329,242	—
Common stocks	238,217	—	238,217	—
Preferred securities	1,871,472	$1,871,472	—	—
Short-term investments	8,922,909	8,922,909	—	—
Total investments in securities	$214,172,222	$10,794,381	$203,377,841	—
Derivatives:
Assets
Swap contracts	$49,103	—	$49,103	—
Liabilities
Forward foreign currency contracts	(820)	—	(820)	—
Swap contracts	(37,704)	—	(37,704)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	891,952	$11,563,469	$13,813,159	$(16,453,717)	$181	$(183)	$96,753	—	$8,922,909
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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